Securities Sold Under Repurchase Agreements and Interbank and Institutional Market Debts - Summary of Securities Sold Under Repurchase Agreements (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	R$ 273,364	R$ 256,583
Assets Pledged as Collateral [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	46,525	69,761
Assets Pledged as Collateral [member] | Government securities - abroad [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	22,088	46,271
Assets Pledged as Collateral [member] | Corporate securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	20,773	17,665
Assets Pledged as Collateral [member] | Own issue [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	1,985	5,258
Assets Pledged as Collateral [member] | Foreign securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	R$ 1,679	567
Assets Pledged as Collateral [member] | Bottom of range [member] | Government securities - abroad [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	1.70%
Assets Pledged as Collateral [member] | Bottom of range [member] | Corporate securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	45.00%
Assets Pledged as Collateral [member] | Bottom of range [member] | Own issue [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	100.00%
Assets Pledged as Collateral [member] | Bottom of range [member] | Foreign securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	0.03%
Assets Pledged as Collateral [member] | Top of range [member] | Government securities - abroad [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	1.90%
Assets Pledged as Collateral [member] | Top of range [member] | Corporate securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	98.50%
Assets Pledged as Collateral [member] | Top of range [member] | Own issue [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	16.40%
Assets Pledged as Collateral [member] | Top of range [member] | Foreign securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	2.20%
Assets Received as Collateral [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	R$ 151,370	140,004
Assets Received as Collateral [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	1.38%
Assets Received as Collateral [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	1.90%
Right to sell or repledge the collateral [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	R$ 75,469	46,818
Right to sell or repledge the collateral [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	0.01%
Right to sell or repledge the collateral [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	10.00%
Current [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	R$ 225,182	223,876
Current [member] | Assets Pledged as Collateral [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	45,961	67,065
Current [member] | Assets Pledged as Collateral [member] | Government securities - abroad [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	22,088	46,271
Current [member] | Assets Pledged as Collateral [member] | Corporate securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	20,773	17,665
Current [member] | Assets Pledged as Collateral [member] | Own issue [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	1,965	2,831
Current [member] | Assets Pledged as Collateral [member] | Foreign securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	1,135	298
Current [member] | Assets Received as Collateral [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	151,370	140,004
Current [member] | Right to sell or repledge the collateral [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	27,851	16,807
Non-current [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	48,182	32,707
Non-current [member] | Assets Pledged as Collateral [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	564	2,696
Non-current [member] | Assets Pledged as Collateral [member] | Own issue [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	20	2,427
Non-current [member] | Assets Pledged as Collateral [member] | Foreign securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	544	269
Non-current [member] | Right to sell or repledge the collateral [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	R$ 47,618	R$ 30,011